Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	2 Months Ended	6 Months Ended
	Jun. 30, 2013 Successor [Member]	Jun. 30, 2014 Successor [Member]	Jun. 30, 2013 Predecessor [Member]
Cash flows from operating activities:
Net (loss) income	$ (80,000)	$ (4,460,000)	$ 9,573,000
Depreciation and amortization		38,286,000	19,741,000
Deferred income taxes		(13,801,000)	4,954,000
Non-cash fair value adjustment to contingent consideration		23,800,000
Manufacturer's profit in inventory adjustment		11,956,000
Loss on extinguishment of debt			18,788,000
Other, net	27,000	1,568,000	3,153,000
Changes in assets & liabilities, net of acquisitions:
Accounts receivable		(1,990,000)	(10,620,000)
Inventories		(1,700,000)	(2,818,000)
Accrued expenses		(5,415,000)	(3,351,000)
Other assets and liabilities	(2,000)	970,000	(2,173,000)
Net cash flows provided by (used in) operating activities	(55,000)	49,214,000	37,247,000
Cash flows from investing activities:
Capital expenditures, net		(4,587,000)	(3,687,000)
Purchases of marketable securities	(359,933,000)
Acquisition of business, net		4,827,000
Other, net			1,057,000
Net cash flows provided by (used in) investing activities	(359,933,000)	240,000	(2,630,000)
Cash flows from financing activities:
Proceeds from issuance of debt, net of discount and fees			1,109,513,000
Repayments of borrowings		(3,795,000)	(624,396,000)
Repurchase of Predecessor Series A preferred stock			(270,167,000)
Payment of Predecessor Series A preferred stock			(229,833,000)
Escrowed funds for debt repayment			(105,864,000)
Proceeds from issuance of common stock, net	861,218,000	473,625,000
Proceeds from issuance of preferred stock, net	20,000,000
Payment of debt financing fees			(12,571,000)
Other, net		136,000	(287,000)
Net cash flows provided by (used in) financing activities	881,218,000	469,966,000	(133,605,000)
Effect of exchange rate changes on cash and cash equivalents		300,000	(1,455,000)
Net increase (decrease) in cash and cash equivalents	521,230,000	519,720,000	(100,443,000)
Cash and cash equivalents at beginning of period		123,040,000	143,351,000
Cash and cash equivalents at end of period	$ 521,230,000	$ 642,760,000	$ 42,908,000